Other expenses (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Detailed Information About Other Expenses [Abstract]
Disclosure Of Detailed Information About Other Expense

For the year ended March 31,

2024

2025

2026

2026

(INR)

(INR)

(INR)

(USD)

Legal and professional fees

1,438

1,412

2,545

27

Corporate social responsibility

240

311

369

4

Travelling and conveyance

520

444

949

10

Lease rent relating to short term leases

43

35

91

1

Director's commission

83

76

49

1

Rates and taxes

1,065

1,045

1,633

17

Insurance

1,153

997

1,175

13

Operation and maintenance

5,937

6,270

7,498

80

Repair and maintenance

243

157

294

3

Loss on sale / damage/ retiral of property, plant and equipment

292

18

718

8

Advertising and sales promotion

105

84

115

1

Security charges

542

605

721

8

Communication costs

247

235

325

3

Impairment of inventory

254

50

120

1

Impairment allowances for financial and other assets

1,573

—

627

7

Warranty expenses (refer note 22)

—

71

194

2

Donation

490

428

196

2

Liquidated damages

240

179

705

8

Power & fuel

—

258

710

8

Miscellaneous expenses

369

108

1,021

11

Total

14,834

12,783

20,055

214